Cost Method Investment (Details Textual)	1 Months Ended
	Jan. 31, 2015 USD ($)	Jun. 30, 2019 USD ($)	Jan. 31, 2015 CNY (¥)
Cost Method Investment (Textual)
Total registered capital	$ 153,671,465
Commitment to invest of paid in capital, percentage	5.00%
Investor [Member]
Cost Method Investment (Textual)
Investment in the cost method investee		$ 3,346,760
RMB [Member]
Cost Method Investment (Textual)
Total registered capital | ¥			¥ 1,000,000,000